Operating Segmentation (Tables)	3 Months Ended
Jan. 31, 2020
Text Block [Abstract]
Schedule of Operating Segments
Our results and average assets, grouped by operating segment, are as follows:

(Canadian $ in millions)
For the three months ended January 31, 2020	Canadian P&C	U.S. P&C	BMO Wealth Management	BMO CM	Corporate Services (1)	Total
Net interest income (2)	1,557	1,051	231	696	(147)	3,388
Non-interest revenue	525	305	1,794	673	62	3,359
Total Revenue	2,082	1,356	2,025	1,369	(85)	6,747
Provision for credit losses on impaired loans	138	132	-	53	1	324
Provision for ( recovery of ) credit losses on performing loans	14	17	3	(3)	(6)	25
Total p rovision for ( recovery of ) credit losses	152	149	3	50	(5)	349
Insurance claims, commissions and changes in policy benefit liabilities	-	-	716	-	-	716
Depreciation and amortization	123	140	86	55	-	404
Other non-interest expense	863	621	826	797	158	3,265
Income (loss) before taxes	944	446	394	467	(238)	2,013
Provision for ( recovery of ) income taxes	244	95	103	111	(132)	421
Reported net income (loss)	700	351	291	356	(106)	1,592
Average Assets	248,997	132,639	44,219	351,330	105,404	882,589

For the three months ended January 31, 2019	Canadian P&C	U.S. P&C	BMO Wealth Management	BMO CM	Corporate Services (1)	Total
Net interest income (2)	1,435	1,059	232	560	(114)	3,172
Non-interest revenue	515	279	1,908	577	66	3,345
Total Revenue	1,950	1,338	2,140	1,137	(48)	6,517
Provision for (recovery of) credit losses on impaired loans	114	15	2	1	(5)	127
Provision for (recovery of) credit losses on performing loans	6	(9)	-	14	(1)	10
Provision for (recovery of) credit losses	120	6	2	15	(6)	137
Insurance claims, commissions and changes in policy benefit liabilities	-	-	926	-	-	926
Depreciation and amortization	80	110	67	34	-	291
Other non-interest expense	876	657	829	762	142	3,266
Income (loss) before taxes	874	565	316	326	(184)	1,897
Provision for (recovery of) income taxes	226	121	78	70	(108)	387
Reported net income (loss)	648	444	238	256	(76)	1,510
Average Assets	231,321	119,997	38,744	340,535	89,609	820,206

(1)	Corporate Services includes Technology and Operations.

(2)
Operating groups report on a taxable equivalent basis (“teb”). Revenue and the provision for income taxes are increased on tax-exempt
securities to an equivalent
before-tax
basis to facilitate comparisons of income between taxable and tax-exempt
sources. The offset to the groups’ teb adjustments is reflected in Corporate Services revenue and provision for income taxes.

  Certain comparative figures have been reclassified to conform with the current period’s presentation.